BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
CarMax Auto Owner Trust, Series 2020-4,
Class A2, 0.31%, 01/16/24 .......... USD 1,994 $ 1,992,598
Ford Credit Auto Owner Trust, Series 2022-A,
Class A2, 0.73%, 09/15/24 .......... 6,083 6,019,032
Hyundai Auto Lease Securitization Trust, Series
2021-C, Class A2, 0.24%, 01/16/24
(a)
... 7,366 7,285,912
Toyota Auto Receivables Owner Trust, Series
2022-B, Class A2A, 2.35%, 01/15/25 ... 4,412 4,401,268
Total Asset-Backed Securities — 0.7%
(Cost: $19,854,592) .............................. 19,698,810
Corporate Bonds
Automobiles — 3.6%
(a)
BMW US Capital LLC
0.80%, 04/01/24 ................. 2,680 2,558,960
(SOFRINDX + 0.53%), 0.82%, 04/01/24
(b)
15,615 15,590,937
(SOFRINDX + 0.38%), 0.56%, 08/12/24
(b)
17,735 17,607,460
Daimler Finance North America LLC
2.55%, 08/15/22 ................. 2,095 2,098,110
0.75%, 03/01/24 ................. 16,690 15,969,346
Hyundai Capital America
2.85%, 11/01/22 ................. 2,827 2,831,060
2.38%, 02/10/23 ................. 12,340 12,275,551
0.80%, 04/03/23 ................. 18,500 18,076,198
Volkswagen Group of America Finance LLC,
0.75%, 11/23/22 ................ 11,350 11,237,584
98,245,206
Banks — 11.0%
Australia & New Zealand Banking Group Ltd.,
2.63%, 05/19/22 ................ 1,000 1,000,342
Banco Santander SA, 0.70%, 06/30/24
(b)
... 6,800 6,574,197
Bank of America Corp.
(b)
2.82%, 07/21/23 ................. 10,000 9,998,664
3.00%, 12/20/23 ................. 5,000 4,988,277
0.52%, 06/14/24 ................. 15,915 15,389,060
Citigroup, Inc., 2.88%, 07/24/23
(b)
....... 13,000 12,997,593
Credit Agricole Corporate & Investment Bank
SA, 0.40%, 01/15/23 ............. 15,000 14,873,044
DNB Bank ASA
(a)
(LIBOR USD 3 Month + 0.62%), 1.12%,
12/02/22
(b)
................... 7,000 7,009,854
2.15%, 12/02/22 ................. 13,000 12,995,615
Fifth Third Bank NA, 1.80%, 01/30/23 .... 6,840 6,816,643
HSBC Holdings plc, 1.16%, 11/22/24
(b)
.... 3,785 3,630,141
JPMorgan Chase & Co.
(b)
0.70%, 03/16/24 ................. 5,000 4,887,087
(SOFR + 0.58%), 0.85%, 03/16/24 ..... 20,000 19,930,900
Keybank Foundation, 0.43%, 06/14/24
(b)
... 6,000 5,827,291
KeyBank NA, (SOFR + 0.32%), 0.60%,
06/14/24
(b)
.................... 14,355 14,211,335
Kookmin Bank
(a)(b)
(SOFR + 0.45%), 0.61%, 08/03/22 ..... 10,535 10,532,316
(SOFRINDX + 0.32%), 0.36%, 11/03/22 . 7,000 6,995,395
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22 ................. 3,250 3,256,829
2.67%, 07/25/22 ................. 7,000 7,015,477
National Australia Bank Ltd.
(LIBOR USD 3 Month + 0.41%), 1.21%,
12/13/22
(a)(b)
.................. 6,000 6,006,423
1.88%, 12/13/22 ................. 10,830 10,819,075
Nordea Bank Abp, 1.00%, 06/09/23
(a)
..... 4,255 4,154,863
Santander UK plc, 2.10%, 01/13/23 ...... 2,807 2,797,091
Security
Par (000)
Par (000) Value
Banks (continued)
Skandinaviska Enskilda Banken AB
(a)
(LIBOR USD 3 Month + 0.65%), 1.45%,
12/12/22
(b)
................... USD 4,000 $ 4,011,347
2.20%, 12/12/22 ................. 4,740 4,733,420
Sumitomo Mitsui Banking Corp., 3.20%,
07/18/22 ..................... 2,500 2,508,068
Sumitomo Mitsui Financial Group, Inc., 0.51%,
01/12/24 ..................... 3,380 3,225,887
Sumitomo Mitsui Trust Bank Ltd.
(a)
0.80%, 09/12/23 ................. 16,306 15,795,224
(SOFR + 0.44%), 0.69%, 09/16/24
(b)
... 10,000 9,937,571
0.80%, 09/16/24 ................. 8,000 7,486,336
Swedbank AB, 0.60%, 09/25/23
(a)
....... 14,000 13,510,140
Truist Bank
1.25%, 03/09/23 ................. 10,000 9,893,065
(SOFR + 0.20%), 0.48%, 01/17/24
(b)
... 20,000 19,845,400
Westpac Banking Corp.
2.00%, 01/13/23 ................. 5,345 5,334,058
(SOFR + 0.30%), 0.49%, 11/18/24
(b)
.... 8,985 8,939,470
1.02%, 11/18/24 ................. 2,395 2,268,858
300,196,356
Beverages — 1.1%
Coca-Cola Europacific Partners plc, 0.50%,
05/05/23
(a)
.................... 28,000 27,281,213
PepsiCo, Inc., 0.75%, 05/01/23 ........ 2,475 2,434,751
29,715,964
Biotechnology — 0.6%
AbbVie, Inc., 3.25%, 10/01/22 ......... 5,000 5,010,758
Gilead Sciences, Inc., 0.75%, 09/29/23 ... 12,521 12,113,493
17,124,251
Capital Markets — 6.2%
Credit Suisse AG
1.00%, 05/05/23 ................. 5,000 4,895,011
(SOFRINDX + 0.39%), 0.44%, 02/02/24
(b)
15,000 14,892,016
0.50%, 02/02/24 ................. 2,670 2,540,693
Deutsche Bank AG
Series E, (SOFR + 0.50%), 0.67%,
11/08/23
(b)
................... 13,175 13,098,216
Series E, 0.96%, 11/08/23 .......... 9,000 8,672,700
Goldman Sachs Group, Inc. (The)
0.52%, 03/08/23 ................. 20,000 19,636,357
Series VAR, (SOFR + 0.54%), 0.63%,
11/17/23
(b)
................... 10,000 9,846,574
(SOFR + 0.54%), 0.73%, 11/17/23
(b)
.... 7,000 6,975,655
1.22%, 12/06/23 ................. 4,000 3,884,738
Macquarie Bank Ltd.
(a)
2.10%, 10/17/22 ................. 12,850 12,842,836
0.44%, 12/16/22 ................. 4,120 4,073,461
(SOFR + 0.30%), 0.59%, 04/06/23
(b)
... 5,000 4,983,648
Morgan Stanley
(b)
0.56%, 11/10/23 ................. 15,000 14,794,076
0.53%, 01/25/24 ................. 8,000 7,833,892
Morgan Stanley & Co. LLC, 0.73%, 04/05/24
(b)
10,000 9,736,825
UBS AG
(a)
0.38%, 06/01/23 ................. 3,780 3,681,833
(SOFR + 0.32%), 0.53%, 06/01/23
(b)
... 7,525 7,511,831
(SOFR + 0.36%), 0.41%, 02/09/24
(b)
... 5,000 4,980,480
(SOFR + 0.45%), 0.50%, 08/09/24
(b)
... 6,775 6,719,743
0.70%, 08/09/24 ................. 3,680 3,468,904
1.38%, 01/13/25 ................. 4,430 4,189,336
169,258,825
Chemicals — 0.1%
Ecolab, Inc., 0.90%, 12/15/23 ......... 2,695 2,611,162

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance — 5.5%
American Express Co., 3.38%, 05/03/24 ... USD 2,695 $ 2,693,834
American Honda Finance Corp.
2.20%, 06/27/22 ................. 10,500 10,513,617
(LIBOR USD 3 Month + 0.15%), 0.63%,
02/22/23
(b)
................... 4,705 4,702,688
0.88%, 07/07/23 ................. 838 820,472
(LIBOR USD 3 Month + 0.42%), 1.03%,
09/08/23
(b)
................... 5,790 5,792,889
0.75%, 08/09/24 ................. 2,040 1,929,927
Caterpillar Financial Services Corp.
0.95%, 05/13/22 ................. 16,000 15,997,672
(LIBOR USD 3 Month + 0.74%), 1.13%,
05/13/22
(b)
................... 5,000 5,000,406
(SOFR + 0.27%), 0.52%, 09/13/24
(b)
... 12,325 12,230,541
0.60%, 09/13/24 ................. 6,730 6,359,906
Hyundai Capital Services, Inc., 0.75%,
09/15/23
(a)
.................... 15,000 14,458,903
John Deere Capital Corp.
0.55%, 07/05/22 ................. 350 349,173
(SOFR + 0.20%), 0.49%, 10/11/24
(b)
.... 11,080 11,081,764
PACCAR Financial Corp., 0.80%, 06/08/23 . 3,515 3,450,404
Toyota Motor Credit Corp.
(SOFR + 0.30%), 0.58%, 06/13/22
(b)
... 18,000 17,998,380
(SOFR + 0.34%), 0.62%, 10/14/22
(b)
... 18,000 17,998,377
(SOFR + 0.20%), 0.48%, 02/13/23
(b)
... 13,366 13,350,240
2.90%, 03/30/23 ................. 7,000 7,022,491
151,751,684
Diversified Financial Services — 1.2%
LSEGA Financing plc, 0.65%, 04/06/24
(a)
.. 3,120 2,954,577
National Rural Utilities Cooperative Finance
Corp., Series D, (SOFR + 0.33%), 0.61%,
10/18/24
(b)
.................... 5,000 4,981,501
NTT Finance Corp., 0.58%, 03/01/24
(a)
.... 6,005 5,725,094
Siemens Financieringsmaatschappij NV,
(SOFR + 0.43%), 0.68%, 03/11/24
(a)(b)
... 18,980 18,998,681
32,659,853
Diversified Telecommunication Services — 1.0%
Bell Canada (The), Series US-3, 0.75%,
03/17/24 ..................... 8,000 7,639,538
Verizon Communications, Inc.
0.75%, 03/22/24 ................. 3,325 3,193,974
(SOFRINDX + 0.50%), 0.79%, 03/22/24
(b)
16,955 16,923,540
27,757,052
Electric Utilities — 4.8%
Duke Energy Corp.
2.40%, 08/15/22 ................. 4,619 4,623,327
(SOFR + 0.25%), 0.49%, 06/10/23
(b)
... 13,375 13,324,272
Eversource Energy, Series T, (SOFRINDX +
0.25%), 0.43%, 08/15/23
(b)
.......... 19,015 18,965,666
Florida Power & Light Co.
(b)
(SOFRINDX + 0.25%), 0.30%, 05/10/23 . 5,120 5,105,135
(SOFRINDX + 0.38%), 0.66%, 01/12/24 . 2,505 2,495,477
NextEra Energy Capital Holdings, Inc.
(b)
(LIBOR USD 3 Month + 0.27%), 0.75%,
02/22/23 .................... 30,000 29,916,773
(SOFRINDX + 0.54%), 0.75%, 03/01/23 . 9,305 9,293,989
(SOFRINDX + 0.40%), 0.57%, 11/03/23 . 20,000 19,890,519
PPL Electric Utilities Corp.
(b)
(LIBOR USD 3 Month + 0.25%), 1.22%,
09/28/23 .................... 10,450 10,406,779
(SOFR + 0.33%), 0.62%, 06/24/24 ..... 8,080 8,032,891
Xcel Energy, Inc., 0.50%, 10/15/23 ...... 9,450 9,111,258
131,166,086
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
Rockwell Automation, Inc., 0.35%, 08/15/23 . USD 2,860 $ 2,772,441
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%,
11/20/22
(a)
.................... 3,500 3,506,607
Food Products — 0.9%
Hormel Foods Corp., 0.65%, 06/03/24 .... 5,565 5,305,428
Nestle Holdings, Inc., 0.61%, 09/14/24
(a)
... 15,000 14,117,606
Unilever Capital Corp., 0.63%, 08/12/24 ... 4,635 4,382,721
23,805,755
Gas Utilities — 1.7%
Atmos Energy Corp.
0.63%, 03/09/23 ................. 8,175 8,031,271
(LIBOR USD 3 Month + 0.38%), 1.02%,
03/09/23
(b)
................... 23,770 23,782,123
CenterPoint Energy Resources Corp., 0.70%,
03/02/23 ..................... 15,935 15,600,141
47,413,535
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc., 0.55%, 05/15/24 . 8,030 7,644,391
Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp., (SOFRINDX + 0.42%), 0.60%,
02/14/24
(b)
.................... 3,490 3,493,272
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc,
2.38%, 06/24/22
(a)
............... 4,000 4,002,683
Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 0.45%, 08/15/22 . 2,795 2,780,397
Insurance — 6.3%
(a)
Brighthouse Financial Global Funding
(SOFR + 0.31%), 0.51%, 02/24/23
(b)
... 17,015 16,974,767
1.20%, 12/15/23 ................. 5,000 4,822,766
Jackson National Life Global Funding, (SOFR +
0.60%), 0.89%, 01/06/23
(b)
.......... 36,000 36,014,700
Met Tower Global Funding, (SOFR + 0.55%),
0.83%, 01/17/23
(b)
............... 20,060 20,077,174
Metropolitan Life Global Funding I
(b)
(SOFR + 0.35%), 0.58%, 09/08/22 ..... 27,000 27,016,740
(SOFR + 0.57%), 0.85%, 01/13/23 ..... 24,390 24,412,195
(SOFR + 0.32%), 0.61%, 01/07/24 ..... 20,000 19,913,370
Principal Life Global Funding II
(SOFR + 0.38%), 0.59%, 08/23/24
(b)
... 680 674,339
0.75%, 08/23/24 ................. 705 660,061
Protective Life Global Funding
0.50%, 04/12/23 ................. 8,150 7,963,290
0.63%, 10/13/23 ................. 5,670 5,475,613
0.47%, 01/12/24 ................. 10,000 9,502,401
173,507,416
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc., 0.25%, 05/12/23 ..... 4,705 4,605,396
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.
(SOFRINDX + 0.35%), 0.63%, 04/18/23
(b)
15,000 14,976,832
0.80%, 10/18/23 ................. 10,000 9,696,075
(SOFRINDX + 0.53%), 0.81%, 10/18/24
(b)
7,495 7,463,596
32,136,503
Multi-Utilities — 1.7%
Dominion Energy, Inc., Series D, (LIBOR USD
3 Month + 0.53%), 1.36%, 09/15/23
(b)
... 34,725 34,663,769
WEC Energy Group, Inc., 0.55%, 09/15/23 . 13,610 13,136,650
47,800,419

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 3.0%
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 0.58%, 08/11/23
(b)
.......... USD 40,515 $ 40,472,813
Enbridge, Inc.
2.90%, 07/15/22 ................. 2,500 2,503,694
(SOFR + 0.40%), 0.59%, 02/17/23
(b)
... 9,400 9,381,526
0.55%, 10/04/23 ................. 1,890 1,820,712
(SOFRINDX + 0.63%), 0.82%, 02/16/24
(b)
5,520 5,526,796
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 21,520,252
81,225,793
Pharmaceuticals — 0.6%
AstraZeneca plc, 0.30%, 05/26/23 ....... 11,775 11,500,851
Roche Holdings, Inc., (SOFR + 0.24%), 0.47%,
03/05/24
(a)(b)
................... 5,370 5,359,005
16,859,856
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., (SOFR + 0.25%), 0.54%,
10/01/24
(b)
.................... 7,055 7,021,456
NVIDIA Corp.
0.31%, 06/15/23 ................. 10,000 9,755,147
0.58%, 06/14/24 ................. 4,000 3,806,665
20,583,268
Thrifts & Mortgage Finance — 0.9%
BPCE SA, (LIBOR USD 3 Month + 0.88%),
1.40%, 05/31/22
(b)
............... 5,605 5,604,981
Nationwide Building Society
(a)
2.00%, 01/27/23 ................. 17,515 17,425,613
0.55%, 01/22/24 ................. 1,520 1,449,553
24,480,147
Total Corporate Bonds — 53.2%
(Cost: $1,476,844,443) ........................... 1,457,104,318
Foreign Government Obligations
South Korea — 0.6%
Korea Development Bank (The), (LIBOR USD 3
Month + 0.35%), 0.84%
,
02/18/23
(b)
.... 16,690 16,701,820
Total Foreign Government Obligations — 0.6%
(Cost: $16,690,000) .............................. 16,701,820
Municipal Bonds
Alabama - 0.2%
Alabama Federal Aid Highway Finance
Authority
Series 2021B, RB, 0.23%, 09/01/22 .... 1,970 1,963,985
Series 2021B, RB, 0.45%, 09/01/23 .... 2,255 2,191,454
4,155,439
Arizona - 0.4%
County of Pima, Series 2020C, COP,
0.48%, 12/01/22 ................. 1,130 1,122,126
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States
(a)(c)(d)
Series 2021-MIZ9070TX, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ............... 5,000 5,000,000
Series 2021-MIZ9060TX, RB, VRDN
(Mizuho Capital Markets LLC SBPA),
0.59%, 05/02/22 ............... 4,108 4,107,673
Security
Par (000)
Par (000) Value
Arizona (continued)
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-004, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22
(a)
(c)(d)
.......................... USD 1,050 $ 1,050,000
11,279,799
California - 0.7%
California Health Facilities Financing Authority,
Series 2020, RB, 0.42%, 06/01/22 ..... 2,000 1,999,061
County of Fresno, Series 2021-22, TAN,
0.25%, 06/30/22 ................. 16,500 16,482,216
Port of Oakland, Series 2020R, RB,
0.82%, 05/01/23 ................. 400 392,660
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-BTMFT-001,
VRDP, VRDN (Barclays Bank plc LOC),
0.94%, 05/05/22
(a)(c)(d)
.............. 500 500,000
19,373,937
Connecticut - 0.0%
Connecticut Housing Finance Authority,
Series 2021A, Sub-Series A-4, RB,
0.30%, 11/15/22 ................. 440 436,525
Florida - 0.3%
County of Miami-Dade
Series 2020B, RB, 0.38%, 04/01/23 .... 7,500 7,368,233
Series 2021A, RB, 0.71%, 10/01/23 .... 1,000 966,875
8,335,108
Hawaii - 0.2%
State of Hawaii, Series 2020GB, GO,
0.43%, 10/01/22 ................. 4,945 4,923,123
New York - 0.7%
City of New York, Series 2021D, GO,
0.43%, 08/01/22 ................. 6,970 6,955,818
Long Island Power Authority
Series 2021C, RB, 0.36%, 03/01/23 .... 3,885 3,822,871
Series 2020C, RB, 0.76%, 03/01/23 .... 2,860 2,819,514
New York State Dormitory Authority, Series
2022B, 2.01%, 03/15/23 ............ 705 702,503
Port Authority of New York & New Jersey,
Series 2020AAA, RB, 1.09%, 07/01/23 .. 4,140 4,063,350
18,364,056
Other - 3.1%
Deutsche Bank Spears/Lifers Trust, Series
2021DBE-8901, VRDP, VRDN (Deutsche
Bank AG SBPA), 0.52%, 05/05/22
(d)
.... 43,500 43,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States
(a)(c)(d)
Series 2020-MIZ9030, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.59%, 05/02/22 ............... 14,855 14,855,000
Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.59%, 05/02/22 ............... 4,660 4,660,000
Series 2020-MIZ9032, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ............... 5,000 5,000,000
Series 2020-MIZ9035, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ............... 5,000 5,000,000

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Other (continued)
Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.74%, 05/02/22 ............... USD 4,500 $ 4,500,000
Taxable Municipal Funding Trust, Series
2020, RB, VRDN (Barclays Bank plc LOC),
0.94%, 05/05/22
(a)(d)
............... 900 900,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.94%, 05/05/22
(a)
(c)(d)
.......................... 6,530 6,530,000
84,945,000
Texas - 0.0%
City of Houston Airport System, Series 2020C,
RB, 0.88%, 07/01/22 .............. 810 809,558
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9064TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.59%, 05/02/22
(a)(c)(d)
.............. 250 250,000
1,059,558
Total Municipal Bonds — 5.6%
(Cost: $153,352,277) ............................. 152,872,545
Total Long-Term Investments — 60.1%
(Cost: $1,666,741,312) ........................... 1,646,377,493
Short-Term Securities
Certificates of Deposit
Yankee — 9.2%
(e)
Bank of Montreal, Chicago, 0.50%, 11/28/22 3,000 2,972,322
Barclays Bank plc, New York, (SOFR + 0.30%),
0.58%, 02/03/23
(b)
................ 10,000 9,986,046
Bayerische Landesbank , New York
(LIBOR USD 3 Month + 0.16%),
1.38%, 01/27/23
(b)
.............. 10,750 10,743,479
0.90%, 06/27/23 ................. 12,000 11,857,300
BNP Paribas VPG RHI Holdings LLC, New
York, 0.20%, 09/08/22 ............. 7,000 6,968,279
Canadian Imperial Bank of Commerce, New
York
(SOFR + 0.22%), 0.50%, 08/24/22
(b)
.... 10,000 9,998,407
1.39%, 09/12/22 ................. 5,000 5,000,194
(SOFR + 0.30%), 0.58%, 01/06/23
(b)
.... 3,000 2,997,445
Credit Suisse AG, New York
(b)
(SOFRINDX + 0.42%), 0.71%, 07/10/23 . 7,500 7,479,387
(SOFRINDX + 0.54%), 0.81%, 01/19/24 . 3,000 2,984,007
Kookmin Bank, New york
(b)
(LIBOR USD 3 Month + 0.17%),
1.35%, 10/24/22 ............... 5,000 5,000,434
(SOFR + 0.32%), 0.60%, 02/09/23 ..... 15,000 14,980,402
Kookmin Bank, New York, (SOFR + 0.30%),
0.58%, 01/30/23
(b)
................ 10,000 9,986,092
Lloyds Bank Corporate Markets plc, New York,
0.40%, 12/01/22 ................. 10,000 9,903,612
MUFG Bank Ltd., New York
0.23%, 07/15/22 ................. 11,000 10,977,514
0.30%, 10/31/22 ................. 7,500 7,440,330
(SOFR + 0.28%), 0.56%, 01/24/23
(b)
.... 5,000 4,994,394
Natixis SA, New York, (SOFR + 0.18%),
0.46%, 06/17/22
(b)
................ 3,000 2,999,791
Oversea-Chinese Banking Corp. Ltd., New
York, 0.17%, 06/03/22 ............. 4,050 4,047,530
Security
Par (000)
Par (000) Value
Yankee (continued)
Royal Bank of Canada, New York
0.40%, 11/15/22 ................. USD 10,000 $ 9,908,670
(SOFR + 0.25%), 0.53%, 01/11/23
(b)
.... 12,000 11,984,116
Standard Chartered Bank, New York
(b)
(SOFR + 0.30%), 0.58%, 03/13/23 ..... 15,000 14,976,774
(SOFR + 0.35%), 0.63%, 05/01/23 ..... 10,000 9,985,995
(SOFR + 0.42%), 0.70%, 07/28/23 ..... 5,000 4,991,941
Sumitomo Mitsui Banking Corp., New York,
0.70%, 07/15/22 ................. 12,000 11,997,301
Svenska Handelsbanken AB, New York
(b)
(SOFR + 0.17%), 0.45%, 09/09/22 ..... 20,000 19,987,751
(SOFR + 0.19%), 0.47%, 10/27/22 ..... 10,000 9,989,914
Toronto-Dominion Bank, New York
0.05%, 07/26/22 ................. 5,000 4,991,146
0.34%, 10/28/22 ................. 3,000 2,975,620
0.73%, 12/30/22 ................. 4,000 3,958,822
2.69%, 04/28/23 ................. 5,000 4,999,646
252,064,661
Total Certificates of Deposit — 9.2%
(Cost: $252,798,177) ............................. 252,064,661
Commercial Paper
ABN AMRO Funding USA LLC, 1.47%
,
10/03/22
(f)
...................... 6,000 5,954,706
Amcor Flexibles North America, Inc., 0.92%
,
05/11/22
(f)
...................... 15,000 14,996,490
Amphenol Corp., 0.50%
,
05/02/22
(a)(f)
..... 15,900 15,899,266
AT&T, Inc.
(f)
0.47%, 05/17/22 ................. 35,300 35,286,303
0.92%, 08/16/22 ................. 10,000 9,953,191
Barclays Bank plc, (SOFR + 0.23%), 0.51%
,
07/22/22
(a)(b)
.................... 10,000 9,998,669
Baxter International, Inc., 0.48%
,
05/02/22
(f)
. 4,630 4,629,783
BELL CDA, 0.95%
,
05/12/22
(f)
.......... 10,000 9,997,624
BNZ International Funding Ltd., 0.30%
,
07/01/22
(f)
...................... 6,000 5,990,151
Citigroup Global Markets, Inc., 0.45%
,
08/01/22
(f)
...................... 5,000 4,982,884
Collateralized Commercial Paper FLEX Co.
LLC, 0.27%
,
08/18/22 .............. 12,000 11,958,049
Commonwealth Bank of Australia, 0.31%
,
10/21/22
(f)
...................... 5,000 4,957,465
Enbridge US, Inc.
(f)
0.65%, 05/04/22 ................. 15,000 14,998,367
1.10%, 05/10/22 ................. 20,000 19,994,866
1.51%, 06/15/22 ................. 6,000 5,990,381
Enel Finance America LLC
(f)
0.34%, 06/08/22 ................. 7,680 7,670,895
0.34%, 06/10/22 ................. 10,000 9,987,400
0.36%, 07/08/22 ................. 12,800 12,768,466
0.40%, 08/03/22 ................. 10,000 9,961,600
0.36%, 09/07/22 ................. 10,000 9,939,376
0.40%, 09/13/22 ................. 16,000 15,896,367
0.40%, 09/15/22 ................. 2,000 1,986,764
0.52%, 10/21/22 ................. 13,800 13,668,852
Evergy , Inc., 0.55%
,
05/02/22
(a)(f)
........ 16,000 15,999,249
Fiserv, Inc., 0.67%
,
05/04/22
(f)
.......... 33,500 33,497,157
Goldman Sachs International, 0.48%
,
11/10/22
(f)
...................... 10,000 9,896,487
Hyundai Capital America, 0.85%
,
05/11/22
(f)
. 10,000 9,997,663
ING US Funding LLC, 0.36%
,
05/12/22
(f)
... 15,000 14,996,978
Macquarie Bank Ltd.
(b)
(SOFR + 0.18%), 0.46%, 09/20/22 ..... 5,000 4,996,346

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
(SOFR + 0.35%), 0.63%, 01/10/23 ..... USD 10,000 $ 9,993,754
Mitsubishi HC Capital America, Inc., 0.95%
,
05/12/22
(f)
...................... 30,000 29,992,037
Mitsubishi HC Finance America LLC
(f)
0.56%, 05/02/22 ................. 1,000 999,953
1.15%, 05/09/22 ................. 5,000 4,999,086
National Bank of Canada, 0.34%
,
10/31/22
(f)
5,000 4,952,619
NatWest Markets plc
(a)(f)
0.40%, 07/18/22 ................. 10,250 10,220,776
0.63%, 07/26/22 ................. 5,000 4,983,659
Nordea Bank Abp , 0.31%
,
10/21/22
(f)
...... 7,000 6,941,881
Nutrien Ltd., 1.18%
,
06/15/22
(f)
.......... 15,000 14,977,518
PPG Industries, Inc., 1.07%
,
05/12/22
(f)
.... 13,394 13,390,639
Skandinaviska Enskilda Banken AB
(f)
0.24%, 06/21/22 ................. 5,000 4,993,500
1.39%, 09/12/22 ................. 15,000 14,905,027
Societe Generale SA
(f)
0.33%, 08/31/22 ................. 7,000 6,964,629
0.24%, 09/19/22 ................. 5,000 4,969,135
Stanley Black & Decker, Inc., 0.52%
,
05/23/22
(f)
5,000 4,997,700
Toronto-Dominion Bank (The), 0.20%
,
08/03/22
(f)
...................... 9,000 8,969,232
TransCanada PipeLines Ltd.
(f)
0.46%, 05/05/22 ................. 7,000 6,999,293
1.40%, 06/22/22 ................. 10,000 9,982,600
UBS AG
0.25%, 08/18/22
(f)
................ 10,000 9,953,627
0.42%, 09/01/22
(f)
................ 5,000 4,971,667
(SOFR + 0.30%), 0.35%, 12/02/22
(b)
... 3,000 2,997,344
Verizon Communications, Inc.
(f)
0.65%, 05/09/22 ................. 7,758 7,756,582
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.47%, 05/10/22 ................. USD 14,500 $ 14,497,032
VW Credit, Inc.
(f)
1.05%, 05/16/22 ................. 8,000 7,997,140
1.12%, 05/17/22 ................. 20,000 19,992,240
0.35%, 08/23/22 ................. 8,000 7,959,890
Walt Disney Co. (The), 0.24%
,
06/15/22
(f)
... 8,765 8,755,319
Walt Disney World Co., 0.25%
,
07/15/22
(f)
.. 5,660 5,647,325
Waste Management, Inc.
(f)
0.31%, 08/02/22 ................. 3,845 3,830,521
0.31%, 09/08/22 ................. 8,335 8,286,101
Western Union Co. (The), 0.60%
,
05/02/22
(f)
. 13,500 13,499,352
Total Commercial Paper — 23.0%
(Cost: $628,123,932) ............................. 627,228,973
Shares
Shares
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.29%
(g)(h)
................. 348,399 348,399
Total Money Market Funds — 0.0%
(Cost: $348,399) ................................ 348,399
Total Repurchase Agreements — 7.9%
(Cost: $217,500,000) ............................. 217,500,000
Total Short-Term Securities — 40.1%
(Cost: $1,098,770,508) ........................... 1,097,142,033
Total Investments — 100.2%
(Cost: $2,765,511,820 ) ........................... 2,743,519,526
Liabilities in Excess of Other Assets — (0.2)% ............ (6,214,153)
Net Assets — 100.0% .............................. $ 2,737,305,373
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 541,627 $ — $ (193,228) $ — $ — $ 348,399 348,399 $ 511 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.64%
(a)
04/29/22 06/06/22 $ 32,000 $ 32,000 $ 32,021,618
Corporate/Debt
Obligations, 0.00% to
8.50%, due 12/05/22 to
01/15/72 ......... $ 47,280,411 $ 33,601,180
0.92
(a)
04/29/22 07/06/22 5,000 5,000 5,008,689
Corporate/Debt
Obligation, 3.00%, due
10/25/58 ......... 7,666,798 6,000,000
$ – $ –
$ 37,000 $ 39,601,180
$ – $ –
BNP Paribas SA ...... 0.65
(a)
04/29/22 08/05/22 25,000 25,000 25,044,236
Corporate/Debt
Obligations, 3.00% to
13.00%, due 08/01/24
to 03/15/52 ....... 28,802,512 28,461,563
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.59
(a)
04/29/22 07/03/22 16,000 16,000 16,017,045
Corporate/Debt
Obligations, 2.06% to
5.24%, due 07/19/27 to
01/25/35 ......... 17,300,924 17,120,001
0.61
(a)
04/29/22 08/02/22 6,000 6,000 6,009,658
U.S. Government
Sponsored Agency
Obligations, 0.77% to
1.69%, due 07/20/70 to
09/20/70 ......... 157,488,596 6,660,220
$ – $ –
$ 22,000 $ 23,780,221
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.89
(a)
04/29/22 08/05/22 27,000 27,000 27,065,415
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
8.50%, due 05/25/22 to
09/16/57 ......... 3,057,096,049 30,935,745
$ – $ –
Goldman Sachs & Co. LLC 0.80
(a)
04/29/22 12/03/22 50,000 50,000 50,242,222
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.53% to
7.75%, due 02/05/26 to
03/15/67 ......... 60,154,000 51,956,560
$ – $ –
Mizuho Securities USA
LLC ............. 0.77
(a)
04/29/22 06/06/22 3,500 3,500 3,502,845
U.S. Treasury
Obligation, 3.63%, due
02/15/44 ......... 3,303,200 3,570,066
0.87
(a)
04/29/22 08/01/22 14,000 14,000 14,031,803
Corporate/Debt
Obligations, 4.00% to
5.00%, due 06/01/35 to
07/01/49 ......... 14,140,000 14,983,615
$ – $ –
$ 17,500 $ 18,553,681
$ – $ –
Wells Fargo Securities
LLC ............. 0.47 02/01/22 05/02/22 18,000 18,000 18,021,150
Corporate/Debt
Obligations, 0.17% to
1.37%, due 09/15/34 to
06/25/51 ......... 850,577,466 19,260,000
1.08 03/07/22 06/01/22 10,000 10,000 10,025,800
Corporate/Debt
Obligations, 3.70% to
5.25%, due 03/15/34 to
10/25/59 ......... 12,161,136 11,500,001

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
1.10% 03/17/22 06/15/22 $ 8,000 $ 8,000 $ 8,022,000
Corporate/Debt
Obligation, 0.72%, due
01/25/23 ......... $ 8,401,000 $ 8,400,328
1.30 03/18/22 06/16/22 3,000 3,000 3,009,750
Corporate/Debt
Obligation, 4.55%, due
11/14/24 ......... 3,182,000 3,300,638
$ – $ –
$ 39,000 $ 42,460,967
$ – $ –
$ 217,500 $ 235,749,917
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
COP Certificates of Participation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TAN Tax Anticipation Notes
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 1,646,377,493 $ — $ 1,646,377,493
Short-Term Securities
Certificates of Deposit ..................................... — 252,064,661 — 252,064,661
Commercial Paper ....................................... — 627,228,973 — 627,228,973
Money Market Funds ...................................... 348,399 — — 348,399
Repurchase Agreements ................................... — 217,500,000 — 217,500,000
$ 348,399 $ 2,743,171,127 $ — $ 2,743,519,526